Regulatory Capital Financial Instruments (Details) - Schedule of subordinated bonds per currency - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of subordinated bonds per currency [Abstract]
Subordinated bonds denominated in USD	$ 169,835	$ 230,118
Subordinated bonds denominated in UF	1,564,034	1,231,519
Total subordinated bonds	$ 1,733,869	$ 1,461,637